Deferred Income Taxes	12 Months Ended
Dec. 31, 2019
Deferred Income Taxes
Deferred Income Taxes

(a) A reconciliation of income tax provision computed at Canadian statutory rates to the reported income tax provision is provided as follows:

	2019	2018

Net loss for the year	$(1,043)	$(1,125)
Canadian statutory tax rate	27.0%	27.0%

Income tax benefit computed at statutory rates	$(282)	$(304)
Differences between Canadian and foreign tax rates	(6)	(14)
Temporary differences	254	(189)
Items not taxable/deductible for income tax purposes	31	44
Tax losses and tax offsets not recognized	4	359
Under (over) provided in prior years	(4)	104

Income tax recovery	$(3)	$-

Effective January 1, 2018, the Canadian federal corporate tax rate is 15% and the British Columbia provincial tax rate is 12% for a total Canadian statutory tax rate of 27%.

(b) The tax effected items that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2019 and 2018 are presented below:

	December 31,
	2019	2018

Deferred tax assets:
Non-capital losses carried forward	$889	$711

Deferred tax liabilities:
Book value over tax value of mineral properties	(889)	(711)

Net deferred tax assets	$-	$-

(c) The Company recognizes tax benefits on losses or other deductible amounts where the probable criteria for the recognition of deferred tax assets have been met. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	December 31,
	2019	2018

Non-capital losses	$7,571	$6,278
Marketable securities	145	164
Share issue costs	114	86
Unrealized foreign exchange	234	336
Tax value over book value of mineral properties	6,807	6,544
Tax value over book value of equipment	1,287	1,259
Unrecognized deductible temporary differences	$16,158	$14,667

As at December 31, 2019, the Company’s unrecognized unused non-capital losses have the following expiry dates:

2026	$56
2027	237
2028	-
2029	-
2030	478
2031	817
2032	876
2033	286
2034	854
2035	1,064
2036	-
2037	4,328
2038	837
2039	846
No date of expiry	1,137

$11,816